Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2014-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2015

A.	DATES	Begin	End	# days

1	Payment Date		12/15/2015
2	Collection Period	11/1/2015	11/30/2015	30
3	Monthly Interest Period-Actual	11/16/2015	12/14/2015	29
4	Monthly Interest - Scheduled	11/15/2015	12/14/2015	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	104,910,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	152,720,000.00	102,981,550.86	-	-	6,965,076.39	96,016,474.47	0.6287092
7	Class A-2b Notes	152,720,000.00	102,981,550.87	-	-	6,965,076.40	96,016,474.47	0.6287092
8	Class A-3 Notes	213,590,000.00	213,590,000.00	-	-	-	213,590,000.00	1.0000000
9	Class A-4 Notes	80,000,000.00	80,000,000.00	-	-	-	80,000,000.00	1.0000000
10	Total Class A Notes	703,940,000.00	499,553,101.73	-	-	13,930,152.79	485,622,948.94
11	Class B Notes	30,130,000.00	30,130,000.00	-	-	-	30,130,000.00	1.0000000

12	Total Notes	$734,070,000.00	529,683,101.73	$0.00	$0.00	$13,930,152.79	515,752,948.94

	Overcollateralization
13	Exchange Note	83,702,679.54	64,519,279.95				63,126,264.67
14	Series 2014-A Notes	19,254,115.86	50,990,417.82				52,383,433.10

15	Total Overcollateralization	102,956,795.40	115,509,697.77				115,509,697.77
16	Total Target Overcollateralization	$115,509,697.77	115,509,697.77				115,509,697.77

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.20000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.71000%	60,930.75	0.3989703	6,965,076.39	45.6068386	0.00
19	Class A-2b Notes	0.19700%	0.40700%	33,763.65	0.2210820	6,965,076.40	45.6068386	0.00
20	Class A-3 Notes		1.16000%	206,470.33	0.9666667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.37000%	91,333.33	1.1416666	0.00	0.0000000	0.00
22	Total Class A Notes			392,498.06	0.5575732	13,930,152.79	19.7888354	0.00
23	Class B Notes		1.65000%	41,428.75	1.3750000	0.00	0.0000000	0.00

24	Totals			433,926.81	0.5911246	13,930,152.79	18.9766000	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	753,324,115.86	580,673,519.55	568,136,382.04

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	837,026,795.40	631,262,646.71
28	Aggregate Base Residual Value (Not Discounted)	585,024,723.00	522,774,924.81

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	6	12,869.58
30	Turn-in Ratio on Scheduled Terminations			50.00%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	34,485	645,192,799.50
32	Depreciation/Payments		(7,542,247.62)
33	Gross Credit Losses	(41)	(739,254.70)
34	Early Terminations — Regular	(3)	(52,485.27)
35	Scheduled Terminations — Returned	(74)	(1,173,288.83)
36	Payoff Units & Lease Reversals	(210)	(4,422,876.37)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	34,157	631,262,646.71

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2015

C.	SERVICING FEE

39	Servicing Fee Due	537,660.67

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(12,210.11)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,185,133.98
43	Beginning Reserve Account Balance	4,185,133.98
44	Ending Reserve Account Balance	4,185,133.98

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	33,829	99.34%	625,206,225.82
46	31 - 60 Days Delinquent	179	0.53%	3,417,557.06
47	61 - 90 Days Delinquent	38	0.11%	771,693.27
48	91 - 120 Days Delinquent	7	0.02%	125,681.71
49	121+ Days Delinquent	0	0.00%	0.00

50	Total	34,053	100.00%	629,521,157.86

51	Prepayment Speed (1 Month)				0.80%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	77	1,225,774.10
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(1,109,650.00)
54	Less: Excess Wear and Tear Received in Current Period		(489.01)
55	Less: Excess Mileage Received in Current Period		(137.23)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		115,497.86

57	Beginning Cumulative Net Residual Losses		311,208.00
58	Current Period Net Residual Losses		115,497.86

59	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		426,705.86

60	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.05%

	Credit Losses:	Units	Amounts
61	Aggregate Securitization Value on charged-off units	41	739,254.70
62	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(527,577.67)

63	Current Period Net Credit Losses/(Gains)		211,677.03

64	Beginning Cumulative Net Credit Losses		2,354,904.16
65	Current Period Net Credit Losses		211,677.03

66	Ending Cumulative Net Credit Losses		2,566,581.19

67	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.31%

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2015

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

68	Lease Payments Received	10,504,413.56
69	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	1,065,938.09
70	Liquidation Proceeds, Recoveries & Expenses	438,994.01
71	Insurance Proceeds	88,583.66
72	Sales Proceeds, Recoveries & Expenses - Early Terminations	44,338.15
73	Payoff Payments	4,948,871.97
74	All Other Payments Received	-

75	Collected Amounts	17,091,139.44

76	Investment Earnings on Collection Account	1,299.05

77	Total Collected Amounts, prior to Servicer Advances	17,092,438.49

78	Servicer Advance	0.00

79	Total Collected Amounts - Available for Distribution	17,092,438.49

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

80	Servicing Fee	537,660.67
81	Interest on the Exchange Note - to the Trust Collection Account	798,426.09
82	Principal on the Exchange Note - to the Trust Collection Account	12,537,137.51
83	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,701,475.86
84	Remaining Funds Payable to Trust Collection Account	517,738.36

85	Total Distributions	17,092,438.49

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

86	Available Funds	16,554,777.82

87	Investment Earnings on Reserve Account	349.83

88	Reserve Account Draw Amount	0.00

89	Total Available Funds - Available for Distribution	16,555,127.65

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

90	Administration Fee	26,883.03
91	Class A Noteholders' Interest Distributable Amount	392,498.06
92	Noteholders' First Priority Principal Distributable Amount	-
93	Class B Noteholders' Interest Distributable Amount	41,428.75
94	Noteholders' Second Priority Principal Distributable Amount	-
95	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
96	Noteholders' Regular Principal Distributable Amount	13,930,152.79
97	Remaining Funds Payable to Certificateholder	2,164,165.02

98	Total Distributions	16,555,127.65